Segment Information - Schedule of Performance and Making Key Decisions Condensed Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Performance and Making Key Decisions Condensed Consolidated Balance Sheet [Abstract]
Cash and investments held in Trust Account	$ 233,097,832
Cash	$ 1,087,184